Subsidiaries (Details) - Schedule of acquisition date fair value of each major class of consideration $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Acquisition of GIS [member]
Subsidiaries (Details) - Schedule of acquisition date fair value of each major class of consideration [Line Items]
Cash	$ 23,568
Deferred consideration	772
Earn-out cash consideration – Contingent consideration	5,196
Total consideration transferred	29,536
Acquisition of DeepCube [member]
Subsidiaries (Details) - Schedule of acquisition date fair value of each major class of consideration [Line Items]
Cash	40,082
Equity instruments – with holdback restrictions	16,328
Replacement of share-based payment awards	734
Share price protection	9,550
Total consideration transferred	66,694
Acquisition of NanoFabrica [member]
Subsidiaries (Details) - Schedule of acquisition date fair value of each major class of consideration [Line Items]
Cash	22,977
Deferred payment	1,123
Equity instruments – with holdback restrictions	1,873
Replacement of share-based payment awards	171
Earn-out cash consideration – Contingent consideration	1,367
Equity instruments	19,614
Total consideration transferred	47,125
Acquisition of Essemtec [member]
Subsidiaries (Details) - Schedule of acquisition date fair value of each major class of consideration [Line Items]
Cash	15,152
Shareholder’s loans	(2,681)
Earn-out cash consideration – Contingent consideration	8,792
Total consideration transferred	$ 21,263